Structured entities - Nature and risks associated with interests in unconsolidated structured entities (Details) $ in Millions	Dec. 31, 2024 USD ($) entity	Dec. 31, 2023 USD ($) entity	Dec. 31, 2022 USD ($)
Disclosure of unconsolidated structured entities [line items]
Trading assets	$ 314,842	$ 289,159
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	115,769	110,643
– loans and advances to customers	930,658	938,535	$ 923,561
– financial investments	16,841	13,701
– assets held for sale	27,234	114,134
– other liabilities	$ 19,052	$ 21,834
Total
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	3,409	3,654
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	$ 45,300	$ 41,100
Trading assets	100	600
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	30,000	32,300
– loans and advances to customers	7,600	6,300
– financial investments	600	1,100
– assets held for sale	6,100
– other assets	900	800
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	400	300
– other liabilities	400	300
Other off-balance sheet commitments	10,400	8,200
HSBC's maximum exposure	$ 55,300	$ 49,000
Total | 0–500
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	1,772	1,770
Total | 500–2,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	990	1,172
Total | 2,000–5,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	379	457
Total | 5,000–25,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	233	241
Total | 25,000+
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	35	14
Securitisations
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	169	124
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	$ 5,400	$ 3,200
Trading assets	0	0
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	0	0
– loans and advances to customers	5,400	3,200
– financial investments	0	0
– assets held for sale	0
– other assets	0	0
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	0	0
– other liabilities	0	0
Other off-balance sheet commitments	0	100
HSBC's maximum exposure	$ 5,400	$ 3,300
Securitisations | 0–500
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	167	120
Securitisations | 500–2,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	2	4
Securitisations | 2,000–5,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	0	0
Securitisations | 5,000–25,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	0	0
Securitisations | 25,000+
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	0	0
HSBC managed funds
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	472	499
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	$ 12,100	$ 13,900
Trading assets	100	600
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	7,800	12,600
– loans and advances to customers	0	0
– financial investments	200	700
– assets held for sale	4,000
– other assets	0	0
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	0	0
– other liabilities	0	0
Other off-balance sheet commitments	1,000	1,900
HSBC's maximum exposure	$ 13,100	$ 15,800
HSBC managed funds | 0–500
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	344	337
HSBC managed funds | 500–2,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	75	96
HSBC managed funds | 2,000–5,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	30	39
HSBC managed funds | 5,000–25,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	21	24
HSBC managed funds | 25,000+
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	2	3
Non-HSBC managed funds
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	2,719	2,986
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	$ 25,400	$ 20,700
Trading assets	0	0
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	22,200	19,700
– loans and advances to customers	700	600
– financial investments	400	400
– assets held for sale	2,100
– other assets	0	0
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	0	0
– other liabilities	0	0
Other off-balance sheet commitments	8,100	5,000
HSBC's maximum exposure	$ 33,500	$ 25,700
Non-HSBC managed funds | 0–500
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	1,215	1,271
Non-HSBC managed funds | 500–2,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	911	1,069
Non-HSBC managed funds | 2,000–5,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	348	418
Non-HSBC managed funds | 5,000–25,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	212	217
Non-HSBC managed funds | 25,000+
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	33	11
Other
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	49	45
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	$ 2,400	$ 3,300
Trading assets	0	0
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	0	0
– loans and advances to customers	1,500	2,500
– financial investments	0	0
– assets held for sale	0
– other assets	900	800
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	400	300
– other liabilities	400	300
Other off-balance sheet commitments	1,300	1,200
HSBC's maximum exposure	$ 3,300	$ 4,200
Other | 0–500
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	46	42
Other | 500–2,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	2	3
Other | 2,000–5,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	1	0
Other | 5,000–25,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	0	0
Other | 25,000+
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	0	0